Earnings per share - Additional Information (Detail) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) € / shares	Dec. 31, 2024 EUR (€) € / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 EUR (€) € / shares
Earnings per share [line items]
Amount of income tax coupon accrual | €	€ 11	€ 15		€ 36
Class A Shares [Member]
Earnings per share [line items]
Basic loss per share	€ (260,000)	€ 0		€ (2,140,000)
Diluted loss per share	(260,000)	0		(2,120,000)
Basic earnings (loss)/gain per share | (per share)		0	$ (2.14)
Diluted earnings (loss)/gain per share | (per share)		0	(2.14)
Class B Shares [Member]
Earnings per share [line items]
Basic loss per share	(100,000)	0		(860,000)
Diluted loss per share	€ (100,000)	0		€ (860,000)
Basic earnings (loss)/gain per share | (per share)		0	(0.86)
Diluted earnings (loss)/gain per share | (per share)		€ 0	$ (0.86)